Loans and borrowings (Details) - COP ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Loans and borrowings
Borrowings	$ 109,728,676	$ 115,134,839
Current	17,616,493	22,198,583
Non-current	92,112,183	92,936,256
Local currency
Loans and borrowings
Borrowings	9,116,266	7,981,849
Foreign currency
Loans and borrowings
Borrowings	$ 100,612,410	$ 107,152,990
Bonds | Local currency
Loans and borrowings
Borrowings, interest rate	9.40%	9.80%
Borrowings	$ 4,833,891	$ 4,965,653
Bonds | Foreign currency
Loans and borrowings
Borrowings, interest rate	6.50%	6.00%
Borrowings	$ 77,342,221	$ 82,432,647
Syndicate and commercial loans | Local currency
Loans and borrowings
Borrowings, interest rate	10.80%	11.50%
Borrowings	$ 3,377,210	$ 2,171,462
Commercial and syndicate loans | Foreign currency
Loans and borrowings
Borrowings, interest rate	7.40%	4.60%
Borrowings	$ 22,312,308	$ 23,537,675
Loans from related parties | Foreign currency
Loans and borrowings
Borrowings, interest rate	6.00%	5.90%
Borrowings	$ 715,020	$ 815,056
Lease liabilities | Local currency
Loans and borrowings
Borrowings, interest rate	8.40%	8.00%
Borrowings	$ 905,165	$ 844,734
Lease liabilities | Foreign currency
Loans and borrowings
Borrowings, interest rate	6.00%	6.00%
Borrowings	$ 242,861	$ 367,612